Fees Summary	Aug. 04, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 543,375,000
Previously Paid Amount
Total Fee Amount	83,190.71
Total Offset Amount
Net Fee	$ 83,190.71